DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

The Company has determined that an individual vessel within a vessel class is not a component (as defined by accounting standards) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold. Following the termination of the lease on the Front Guider, the last of the Company's OBO carriers, the results of the OBO carriers have been recorded as discontinued operations.

The results of Front Guider are recorded as discontinued operations in the three and six months ended June 30, 2013. Amounts recorded in respect of discontinued operations in the three months and six months ended June 30, 2014 and June 30, 2013 are as follows;

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Operating revenues	—	(260)	—	1,840
Loss on lease termination	—	—	—	(847)
Net loss	—	(481)	—	(1,030)